Financial risk management - Summary Of Undiscounted Cash Flow (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		S/ 92,253,086	S/ 91,336,678
Derivative financial assets held for trading	[1]	203,082	314,539
Derivative financial liabilities held for trading	[1]	283,882	413,797
Derivative financial assets held for hedging		312,718	478,822
Derivative financial liabilities held for hedging		(13,156)
Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		49,075,344	49,115,983
Inter Bank Funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		30,012
Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		8,094,378	9,420,014
Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		8,602,964	9,495,525
Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		45,809	152,423
Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		23,861,519	21,287,653
Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,543,060	1,865,080
Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		4,540,352	5,811,870
Derivative financial liabilities held for trading		4,620,312	5,971,426
Total		(79,960)	(159,556)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		2,162,029	1,961,092
Derivative financial liabilities held for hedging		1,919,675	1,613,872
Total		242,354	347,220
Not later than one month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		40,939,642	40,800,174
Not later than one month [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		36,674,487	39,298,408
Not later than one month [member] | Inter Bank Funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		30,012
Not later than one month [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		693,550	732,010
Not later than one month [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,059,807	72,423
Not later than one month [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		18,909	56,903
Not later than one month [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		106,399	96,757
Not later than one month [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,356,478	543,673
Not later than one month [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		583,440	938,973
Derivative financial liabilities held for trading		604,526	848,334
Total		(21,086)	90,639
Not later than one month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,712,865	29,634
Derivative financial liabilities held for hedging		1,479,047	35,742
Total		233,818	(6,108)
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,046,586	3,263,983
Later than one month and not later than three months [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,842,392	2,286,838
Later than one month and not later than three months [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		785,085	431,352
Later than one month and not later than three months [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,155	43,626
Later than one month and not later than three months [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,854	68,083
Later than one month and not later than three months [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		208,257	189,835
Later than one month and not later than three months [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		204,843	244,249
Later than one month and not later than three months [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		711,292	926,361
Derivative financial liabilities held for trading		568,112	999,058
Total		143,180	(72,697)
Later than one month and not later than three months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		3,289
Derivative financial liabilities held for hedging		5,038
Total		(1,749)
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		10,064,814	7,556,491
Later Than Three Month And Not Later Than Twelve Months [Member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,642,702	3,555,643
Later Than Three Month And Not Later Than Twelve Months [Member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,040,127	2,649,853
Later Than Three Month And Not Later Than Twelve Months [Member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		380,495	378,421
Later Than Three Month And Not Later Than Twelve Months [Member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		22,046	27,437
Later Than Three Month And Not Later Than Twelve Months [Member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		932,909	840,717
Later Than Three Month And Not Later Than Twelve Months [Member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		46,535	104,420
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		2,059,478	1,782,384
Derivative financial liabilities held for trading		2,051,065	1,727,425
Total		8,413	54,959
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		13,772	29,670
Derivative financial liabilities held for hedging		28,784	46,619
Total		(15,012)	(16,949)
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		14,652,710	16,797,297
Later than one year and not later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,523,454	1,251,449
Later than one year and not later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,983,773	4,373,597
Later than one year and not later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		5,726,366	7,322,864
Later than one year and not later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,417,141	3,752,862
Later than one year and not later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,976	96,525
Later than one year and not later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		841,875	1,874,161
Derivative financial liabilities held for trading		1,041,851	2,093,959
Total		(199,976)	(219,798)
Later than one year and not later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		432,103	1,787,938
Derivative financial liabilities held for hedging		406,806	1,520,104
Total		25,297	267,834
Later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		23,549,334	22,918,733
Later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,392,309	2,723,645
Later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,591,843	1,233,202
Later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		435,141	1,678,191
Later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		18,196,813	16,407,482
Later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		933,228	876,213
Later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		344,267	289,991
Derivative financial liabilities held for trading		354,758	302,650
Total		S/ (10,491)	(12,659)
Later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging			113,850
Derivative financial liabilities held for hedging			11,407
Total			S/ 102,443

[1]	During the years 2022, 2021 and 2020, the Group recognized losses for S/4,523,000, S/60,275,000 and S/39,207,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.